Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Target Asset Allocation Ranges By Asset Category) (Details)	12 Months Ended
Dec. 31, 2014
US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	19.00%
Target asset allocation, Recoverable, Maximum	25.00%
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	14.00%
Target asset allocation, Recoverable, Maximum	20.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	48.00%
Target asset allocation, Recoverable, Maximum	65.00%
Target asset allocation, Nonrecoverable	100.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	2.00%
Target asset allocation, Recoverable, Maximum	7.00%